Property, Plant and Equipment	12 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

2025	Computers & Equipment £’000	Fixtures & Fittings £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2024 as restated (1)	£24,002	£25,421	£729	£50,152
Additions	1,268	939	1,323	3,530
On acquisition of subsidiaries	18	45	—	63
Disposals	(4,012)	(2,941)	—	(6,953)
Transfers	—	727	(727)	—
Effect of foreign exchange translations	(612)	(705)	—	(1,317)
At 30 June 2025	£20,664	£23,486	£1,325	£45,475

Depreciation
At 1 July 2024	£16,367	£13,005	£—	£29,372
Charge for the year	4,489	4,347	—	8,836
Disposals	(3,777)	(2,248)	—	(6,025)
Effect of foreign exchange translations	(464)	(421)	—	(885)
At 30 June 2025	£16,615	£14,683	£—	£31,298
Net book value
At 30 June 2025	£4,049	£8,803	£1,325	£14,177

2024	Computers & Equipment £’000	Fixtures & Fittings £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2023	£25,663	£24,591	£859	£51,113
Additions	2,565	1,541	727	4,833
On acquisition of subsidiaries (Restated)(1)	736	305	—	1,041
Disposals	(4,681)	(1,644)	—	(6,325)
Transfers	—	857	(857)	—
Effect of foreign exchange translations	(281)	(229)	—	(510)
At 30 June 2024 as restated (1)	£24,002	£25,421	£729	£50,152

Depreciation
At 1 July 2023	£15,223	£9,950	£—	£25,173

Charge for the year	5,898	4,414	—	10,312
Disposals	(4,538)	(1,228)	—	(5,766)
Effect of foreign exchange translations	(216)	(131)	—	(347)
At 30 June 2024	£16,367	£13,005	£—	£29,372
Net book value
At 30 June 2024 as restated (1)	£7,635	£12,416	£729	£20,780
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).